Expense Example - Princeton Adaptive Premium Fund	Aug. 25, 2026 USD ($)
Princeton Adaptive Premium Fund Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 747
Expense Example, with Redemption, 3 Years	3,314
Expense Example, with Redemption, 5 Years	5,414
Expense Example, with Redemption, 10 Years	9,141
Princeton Adaptive Premium Fund Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	3,079
Expense Example, with Redemption, 5 Years	5,348
Expense Example, with Redemption, 10 Years	9,266
Princeton Adaptive Premium Fund Class I shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	2,848
Expense Example, with Redemption, 5 Years	5,060
Expense Example, with Redemption, 10 Years	$ 9,024